Income Taxes (Details) - Schedule of Income Tax Provision - CF ACQUISITION CORP VIII [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 111,023
State
Deferred
Federal	(411,243)	(571,138)
State
Change in valuation allowance	411,243	571,138
Income tax provision	$ 111,023